Operating segments	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
The Company considers that it has a single operating segment: air transport. This segment corresponds to 99.0% of the Company's revenues and combines passenger and cargo transport. It has a functional relationship, making them inseparable from other revenues and reflects the way in which the Company's Management analyzes financial information to make decisions. The Company’s chief operating decision makers are the executive directors.
The Company segregates revenues as shown below:

Revenue	December 31, 2023	%

Air transport	18,374,696	99.0%
Other income	179,729	1.0%
Total	18,554,425	100.0%